Provisions for expected credit losses - Forecast assumptions (Details)	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Calendar year 2021
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)		0.10%	4.00%
Commercial property index, percentage of forecast growth (contraction)		(0.70%)	(15.00%)
Residential property prices, percentage of forecast appreciation (contraction)		11.80%	10.00%
Cash rate (in basis points)		0.0010	0.0010
Calendar year 2022
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)	5.50%	7.40%	3.00%
Commercial property index, percentage of forecast growth (contraction)	(3.10%)	(4.70%)
Residential property prices, percentage of forecast appreciation (contraction)	1.60%	5.00%	10.00%
Cash rate (in basis points)		0.0010	0.0010
Calendar year 2023
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)	2.70%
Commercial property index, percentage of forecast growth (contraction)	2.10%
Residential property prices, percentage of forecast appreciation (contraction)	(7.00%)
December 2022
Provisions for expected credit losses
Cash rate (in basis points)	0.0050
December 2023
Provisions for expected credit losses
Cash rate (in basis points)	0.0150
Revision to cash rate percentage forecast	2.00%
December 2024
Provisions for expected credit losses
Revision to cash rate percentage forecast	2.00%
Australia | December 2021
Provisions for expected credit losses
Unemployment rate, percentage forecast		5.40%	6.00%
Australia | December 2022
Provisions for expected credit losses
Unemployment rate, percentage forecast	3.80%	4.00%
Australia | December 2023
Provisions for expected credit losses
Unemployment rate, percentage forecast	3.90%
New Zealand | December 2021
Provisions for expected credit losses
Unemployment rate, percentage forecast		4.20%	4.90%
New Zealand | December 2022
Provisions for expected credit losses
Unemployment rate, percentage forecast	3.00%	3.50%
New Zealand | December 2023
Provisions for expected credit losses
Unemployment rate, percentage forecast	3.30%